Leases - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) rig	Mar. 31, 2020 well
Leases [Abstract]
Number of benign environment Jack-up rigs | rig	3
Number of wells under drilling contract | well		10
Number of optional wells under drilling contract | well		4
Early termination fee | $	$ 6
Right-of-use asset impairment charge | $	$ 10